Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2023-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 2-28-2025	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		3/18/2025
2	Payment Date		3/20/2025
3	Collection Period	2/1/2025	2/28/2025	28
4	Monthly Interest Period - Actual/360	2/20/2025	3/19/2025	28
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		2/18/2025

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes	245,000,000.00	-	-	-	-
8	Class A-2-A Notes	310,000,000.00	140,080,897.13	16,213,113.05	123,867,784.08	0.3995735
9	Class A-2-B Notes	225,000,000.00	101,671,618.89	11,767,582.06	89,904,036.83	0.3995735
10	Class A-3 Notes	420,000,000.00	420,000,000.00	-	420,000,000.00	1.0000000
11	Class A-4 Notes	50,000,000.00	50,000,000.00	-	50,000,000.00	1.0000000
12	Total Securities	$1,250,000,000.00	$711,752,516.02	$27,980,695.11	$683,771,820.91

13	Overcollateralization	38,666,430.42	38,666,430.42		38,666,430.42
14	Adjusted Pool Balance	$1,288,666,430.42	$750,418,946.44	$27,980,695.11	$722,438,251.33
15	YSOC	130,170,231.38	71,935,991.63		68,839,024.84
16	Net Pool Balance	$1,418,836,661.80	$822,354,938.07	$27,980,695.11	$791,277,276.17

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	5.60100%	N/A	-	-	-	-
18	Class A-2-A Notes	5.72000%	N/A	667,718.94	2.1539321	16,880,831.99	54.4542967
19	Class A-2-B Notes	4.97598%	4.34598%	393,490.18	1.7488452	12,161,072.24	54.0492100
20	Class A-3 Notes	5.48000%	N/A	1,918,000.00	4.5666667	1,918,000.00	4.5666667
21	Class A-4 Notes	5.57000%	N/A	232,083.33	4.6416666	232,083.33	4.6416666
22	Total Securities			3,211,292.45		31,191,987.56

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	18,370,789.59
24	Scheduled Interest Payments Received	3,871,750.75
25	Prepayments of Principal Received	10,903,824.40
26	Liquidation Proceeds	453,908.97
27	Recoveries Received	708,758.34
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	34,309,032.05
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 94)	10,564.06
32	Total Available Funds, prior to Servicer Advances	34,319,596.11
33	Servicer Advance (Item 77)	-
34	Total Available Funds + Servicer Advance	34,319,596.11
35	Reserve Account Draw Amount (Item 80)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	34,319,596.11

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 83)	-
38	Servicing Fees (Item 45)	685,295.78
39	Class A Noteholder Interest (Item 56)	3,211,292.45
40	Principal Distribution Amount (Item 81)	27,980,695.11
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	2,442,312.77

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	685,295.78	-	685,295.78

	Pro rata:
46	Class A-1 Interest	-	-	-
47	Class A-2-A Interest	667,718.94	-	667,718.94
48	Class A-2-B Interest	393,490.18		393,490.18
49	Class A-3 Interest	1,918,000.00	-	1,918,000.00
50	Class A-4 Interest	232,083.33	-	232,083.33
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	3,211,292.45	-	3,211,292.45

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Beginning Adjusted Pool Balance		750,418,946.44
58	Beginning Net Pool Balance	822,354,938.07
59	Receipts of Scheduled Principal	(18,370,789.59)
60	Receipts of Prepaid Principal	(10,903,824.40)
61	Liquidation Proceeds	(453,908.97)
62	Other Collections of Principal	-
63	Principal Amount of Repurchases	-
64	Principal Amount of Defaulted Receivables	(1,349,138.94)
65	Ending Net Pool Balance	791,277,276.17
66	Yield Supplement Overcollateralization Amount	68,839,024.84
67	Adjusted Pool Balance	722,438,251.33
68	Less: Adjusted Pool Balance - End of Collection Period		722,438,251.33
69	Calculated Principal Distribution Amount		27,980,695.11

	Calculation of Servicer Advance:
70	Available Funds, prior to Servicer Advances (Item 32)		34,319,596.11
71	Less: Prior Advance Reimbursement (Item 37)		-
72	Less: Servicing Fees Paid (Item 38)		685,295.78
73	Less: Interest Paid to Noteholders (Item 39)		3,211,292.45
74	Less: Calculated Principal Distribution (Item 69)		27,980,695.11
75	Equals: Remaining Available Funds before Servicer Advance		2,442,312.77
76	Monthly Loan Payments Due on Included Units but not received (N/A if Item 75 > 0)		N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 75 and Item 76, else 0)		-

	Calculation of Reserve Account Draw Amount:
78	Remaining Available Funds, before Reserve Account Draw (Item 75 plus Item 77)		2,442,312.77
79	Available Funds Shortfall Amount (If Item 78 < 0, Item 78, else 0)		-
80	Reserve Account Draw Amount (If Item 79 is > 0, Lesser of Reserve Acct Balance and Item 79)		-

81	Principal Distribution Amount (Item 69 - Available Funds Shortfall + Reserve Account Draw Amt)		27,980,695.11

	Reconciliation of Servicer Advance:
82	Beginning Balance of Servicer Advance		-
83	Less: Prior Advance Reimbursement		-
84	Plus: Additional Servicer Advances for Current Period		-
85	Ending Balance of Servicer Advance		-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
86	Specified Reserve Account Balance (Lesser of (a) $3,221,666.08, and (b) the aggregate note balance)	3,221,666.08
87	Initial Reserve Account Balance	3,221,666.08
88	Beginning Reserve Account Balance	3,221,666.08
89	Plus: Net Investment Income for the Collection Period	10,564.06
90	Subtotal: Reserve Fund Available for Distribution	3,232,230.14
91	Plus: Deposit of Excess Available Funds (Item 41)	-
92	Less: Reserve Account Draw Amount (Item 80)	-
93	Subtotal Reserve Account Balance	3,232,230.14
94	Less: Reserve Account Excess Amount to Available Funds (If Item 93 > Item 86)	10,564.06
95	Equals: Ending Reserve Account Balance	3,221,666.08

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
97	Net Pool Balance	1,418,836,662	822,354,938	791,277,276
98	Number of Current Contracts	45,971	32,085	31,487
99	Weighted Average Loan Rate	5.69%	5.75%	5.75%
100	Average Remaining Term	57.8	43.8	42.9
101	Average Original Term	67.4	68.1	68.2
102	Monthly Prepayment Rate			1.12%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
103	Aggregate Outstanding Principal Balance of Charged Off Receivables	58	1,803,047.91
104	Liquidation Proceeds on Related Vehicles		453,908.97
105	Recoveries Received on Receivables Previously Charged Off		708,758.34
106	Net Principal Losses for Current Collection Period	58	640,380.60

107	Beginning Net Principal Losses	916	16,875,541.71
108	Net Principal Losses for Current Collection Period	58	640,380.60
109	Cumulative Net Principal Losses	974	17,515,922.31
110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,418,836,661.80)		1.23%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	98.49%	31,109	779,341,806.68
112	31 - 60 Days Delinquent	1.25%	314	9,929,813.84
113	61 - 90 Days Delinquent	0.25%	64	2,005,655.65
114	91-120 Days Delinquent1	0.00%	-	-
115	Total	100.00%	31,487	791,277,276.17

H.	DELINQUENCY AND NET LOSS RATIOS
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period	Percentage
117	Current Period	0.08%
118	Prior Period	0.14%
119	Two Periods Prior	0.13%
120	Three Periods Prior	0.04%
	Four Period Average (Current and Three Prior Collection Periods)	0.10%

121	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
122	Current Period	0.25%
123	Prior Period	0.32%
124	Two Periods Prior	0.38%
125	Three Periods Prior	0.34%
	Four Period Average (Current and Three Prior Collection Periods)	0.32%

126	Delinquency Trigger	4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)	0.25%
128	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)
Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $131,054,687.46 (9.49% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.